Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				6 Months Ended				12 Months Ended
	Feb. 06, 2024 shares	Nov. 30, 2023 CNY (¥)	Oct. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 shares
Long-Term Investments [Line Items]
Cash amount											¥ 120,000
Aggregate interest percentage											99.00%
Partners capital										¥ 111,200
Aggregate interest			¥ 10,000							¥ 10,000
Diluted percentage			99.00%							98.90%
Investment loss from the operating						¥ 143	$ 20
Agreement to invest capital		¥ 1,750
Investment loss						¥ (264)	$ (36)
Impairment of long-term equity investments								100	$ 14
Ordinary shares (in Shares) | shares	30,000,000					3,168,544	3,168,544					1,243,140
Matson Shares [Member]
Long-Term Investments [Line Items]
Acquire ordinary shares (in Shares) | shares	3,560
Huzhou Zheyou [Member]
Long-Term Investments [Line Items]
Agreement to invest capital					¥ 1,750
Equity interest percentage												35.00%
Investment loss								¥ 59
Huzhou Zheyou New Energy Sales Co., Ltd. [Member]
Long-Term Investments [Line Items]
Investment loss						¥ 101	$ 14
Chengdu Zhibo [Member]
Long-Term Investments [Line Items]
Agreement to invest capital				¥ 100
Equity interest percentage						40.00%	40.00%
Matson [Member]
Long-Term Investments [Line Items]
Percentage of equity shares	26.25%